Document and Entity Information	Jan. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2019
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jul. 30, 2018
AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX
AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX